Fair Value Measurement - Assets or liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Assets
Investments under fair value option	$ 584,773		$ 1,668,550
Available-for-sale investments	332,489	¥ 332,489
Total Assets	917,262		1,668,550
Level 2
Assets
Investments under fair value option	584,773		1,668,550
Available-for-sale investments	332,489
Total Assets	$ 917,262		$ 1,668,550